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                  Supplement dated November 2, 1998 to the

 Statement of Additional Information dated December 29, 1997, as previously supplemented on January 2, 1998 and July 14, 1998
                       Van Kampen Corporate Bond Fund
                       Van Kampen Emerging Growth Fund
                 Van Kampen High Income Corporate Bond Fund

  Statement of Additional Information dated January 28, 1998, as previously supplemented on July 14, 1998
                 Van Kampen U.S. Government Trust for Income

 Statement of Additional Information dated February 17, 1998, as previously supplemented on July 14, 1998
                    Van Kampen Small Capitalization Fund

 Statement of Additional Information dated February 19, 1998, as previously supplemented on July 14, 1998
                    Van Kampen Senior Floating Rate Fund

   Statement of Additional Information dated March 9, 1998, as previously supplemented on July 14, 1998
                     Van Kampen Prime Rate Income Trust

   Statement of Additional Information dated March 30, 1998, as previously supplemented on July 14, 1998
                      Van Kampen Growth and Income Fund
                    Van Kampen High Yield Municipal Fund

   Statement of Additional Information dated April 27, 1998, as previously supplemented on July 14, 1998
                     Van Kampen Foreign Securities Fund

   Statement of Additional Information dated April 30, 1998, as previously supplemented on July 14, 1998
                       Van Kampen U.S. Government Fund
                   Van Kampen Insured Tax Free Income Fund
                 Van Kampen California Insured Tax Free Fund
                    Van Kampen Tax Free High Income Fund
                      Van Kampen Municipal Income Fund
             Van Kampen Intermediate Term Municipal Income Fund
               Van Kampen Florida Insured Tax Free Income Fund
                  Van Kampen New York Tax Free Income Fund
                Van Kampen Pennsylvania Tax Free Income Fund
                          Van Kampen Comstock Fund
                        Van Kampen Equity Income Fund
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                         Van Kampen Enterprise Fund
                      Van Kampen Global Managed Assets
                    Van Kampen Government Securities Fund
                           Van Kampen Harbor Fund
                 Van Kampen Limited Maturity Government Fund
                   Van Kampen Real Estate Securities Fund

   Statement of Additional Information dated June 23, 1998, as previously supplemented on July 14, 1998
                       Van Kampen Senior Income Trust

        Statement of Additional Information dated September 15, 1998
                           Van Kampen Reserve Fund

        Statement of Additional Information dated September 28, 1998
                Van Kampen Global Government Securities Fund

        Statement of Additional Information dated September 29, 1998
                       Van Kampen Tax Free Money Fund
                            Van Kampen Pace Fund

        Statement of Additional Information dated September 30, 1998
                            Van Kampen Value Fund
                           Van Kampen Utility Fund
                  Van Kampen Great American Companies Fund
                      Van Kampen Aggressive Growth Fund
                           Van Kampen Growth Fund
                         Van Kampen Prospector Fund
                        Van Kampen Series Fund, Inc.


The section of the Statement of Additional Information entitled the Trustees and Officers is hereby supplemented by adding Paul G. Yovovich, effective October 22, 1998, as Trustee of the Fund.

Mr. Yovovich is a private investor. Prior to April 1996, he was President of Advance Ross Corporation. He is a Director of 3Com Corporation, APAC Teleservices, Inc., COMARCO, Inc., Applied Language Technologies, Focal Communications, and Lante Corporation. Limited Partner of Evercore Partners, LLP. Trustee/Director of each of the Funds in the Fund Complex. Mr. Yovovich's principal business address is the Sears Tower, 233 South Wacker Drive, Suite 9700, Chicago, Illinois 60606, and his date of birth is 10/29/53.